Share-based Compensation - Schedule of Assumptions Used for Estimating the Fair Value of Options (Detail) - Options [member]	12 Months Ended
	Oct. 31, 2019 CAD ($) yr	Oct. 31, 2018 CAD ($) yr	Oct. 31, 2017 CAD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.03%	1.71%	1.24%
Expected option life, years | yr	6.3	6.3	6.3
Expected volatility	12.64%	13.91%	14.92%
Expected dividend yield	3.48%	3.50%	3.47%
Exercise price/share price | $	$ 69.39	$ 72.64	$ 65.75